MFT-GLOBAL MACRO ABSOLUTE RETURN PROSPECTUS SUPPLEMENT DTD 10-17-11
Eaton Vance Global Macro Absolute Return Fund
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
1. Effective October 19, 2011, shares of the Fund will be available for purchase by new investors.
2. The following last sentence in the first paragraph under “Principal Investment Strategies” in “Fund Summaries –Global Macro Absolute Return Fund” is removed:
Shares of the Fund are currently not available for sale to new investors.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 17, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	MFT-GLOBAL MACRO ABSOLUTE RETURN PROSPECTUS SUPPLEMENT DTD 10-17-11
Eaton Vance Global Macro Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Fund [Text Block]	evmft745463_SupplementFundTextBlock	EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND Supplement to Prospectus dated March 1, 2011
Supplement [Text Block]	evmft745463_SupplementTextBlock	1. Effective October 19, 2011, shares of the Fund will be available for purchase by new investors.
Supplement Strategy [Text Block]	evmft745463_SupplementStrategyTextBlock	2. The following last sentence in the first paragraph under “Principal Investment Strategies” in “Fund Summaries –Global Macro Absolute Return Fund” is removed:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Shares of the Fund are currently not available for sale to new investors.
Eaton Vance Global Macro Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAGMX
Eaton Vance Global Macro Absolute Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGMX
Eaton Vance Global Macro Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIGMX
Eaton Vance Global Macro Absolute Return Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERGMX